Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers	$ 73,426,381	$ 79,510,746	$ 80,671,081
Segment profit/(loss) (Note)	(299,418)	(24,218,098)	(6,764,511)
Interest income	581,768	1,478,436	872,503
Gain on disposal of assets in Malaysian operations		600,000
Finance costs	(53,853)	(25,472)	(19,028,007)
Depreciation and amortization	(1,012,507)	(4,042,969)	(7,164,677)
Impairment of intangible assets		(4,541,074)	(3,105,507)
Written off of intangible assets	(1,193,246)
Equity-settled share-based payment expense	(1,288,714)	(3,179,214)	(6,629,044)
Other long-term employee benefits expense			(109,702)
Changes in fair value of financial instruments	262,829	446,811	(57,333,432)
Share-based payment on listing			(67,027,178)
Transaction expenses			(6,643,367)
Unrealized foreign exchange differences, net	4,800,870	(4,196,831)	895,392
Technology costs – other corporate	(2,811,975)
Investor relations costs – other corporate	(565,982)
Legal and professional fees – other corporate	(2,646,323)		(500,000)
Other corporate costs	(912,019)
Loss before tax	(5,138,570)	(37,678,411)	(172,537,530)
Hong Kong [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers	31,116,926
Segment profit/(loss) (Note)	1,559,363
Singapore [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers	30,933,640
Segment profit/(loss) (Note)	(86,764)
Philippines [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers	7,372,109
Segment profit/(loss) (Note)	(1,662,319)
Taiwan [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers	4,003,706
Segment profit/(loss) (Note)	$ (109,698)
Hong Kong [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers		30,443,311	26,947,177
Segment profit/(loss) (Note)		(2,585,990)	680,500
Singapore [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers		30,890,285	32,069,713
Segment profit/(loss) (Note)		(6,501,311)	(1,579,640)
Philippines [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers		12,843,932	14,169,389
Segment profit/(loss) (Note)		(1,726,411)	768,659
Taiwan [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers		5,136,523	6,742,747
Segment profit/(loss) (Note)		(1,331,595)	(826,446)
Malaysia [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers		196,695	738,053
Segment profit/(loss) (Note)		(552,509)	(485,596)
Other Asia [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers			4,002
Segment profit/(loss) (Note)		(88,113)	(105,546)
Unallocated [Member]
Operating Segment Information - Schedule of Management Monitors the Results of the Group’s Operating Segments (Details) [Line Items]
Sales to external customers
Segment profit/(loss) (Note)		$ (11,432,169)	$ (5,216,442)